Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 5,752,188	$ 4,781,729
Convertible note liability (refer note 16)	2,234,510	4,469,019
Lease liability	287,216	293,460
Non-Derivatives	8,273,914	9,544,208
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	5,752,188	4,781,729
Lease liability	178,510	215,005
Non-Derivatives	5,930,698	4,996,734
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 16)	2,234,510	4,469,019
Lease liability	108,706	78,455
Non-Derivatives	2,343,216	4,547,474
More than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability	0	0
Non-Derivatives	0
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	5,752,188	4,781,729
Convertible note liability (refer note 16)	1,452,950	2,526,870
Lease liability	280,869	288,307
Non-Derivatives	$ 7,486,007	$ 7,596,906